Cover	Aug. 07, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 07, 2024
Entity Registrant Name	Forge Global Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39794
Entity Tax Identification Number	98-1561111
Entity Address, Address Line One	4 Embarcadero Center
Entity Address, Address Line Two	Floor 15
Entity Address, Postal Zip Code	94111(Zip Code)
City Area Code	(415)
Local Phone Number	881-1612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	FRGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001827821
Amendment Flag	false